Other income and expenses - Employee benefits expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income and expenses
Wages and salaries	€ 29,690	€ 32,655	€ 28,008
Social security contributions	4,415	4,588	3,714
Share-based payments	(1,461)	5,471	3,486
Termination benefits	319	1,158	569
Total	32,963	43,872	35,777
Contributions to state pension scheme (defined contribution plan)	1,790	2,706	1,851
Gain on reversal of share based payment	3,104
Supervisory board members
Other income and expenses
Share-based payments	1,446	2,564	2,172
Total	€ 1,631	€ 3,252	€ 2,775